Investment Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Cash Flows, Direct Method [Abstract]
Payment for the purchase of securities operating activities	$ 0	$ 0